Long-term debt - Narrative (Details) - USD ($)											1 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Oct. 15, 2020	Oct. 13, 2020	Sep. 28, 2020	Sep. 27, 2020	Sep. 11, 2020	Mar. 29, 2017	Mar. 29, 2017	Mar. 16, 2017	Jun. 14, 2016	Jun. 01, 2016	Oct. 15, 2020	Sep. 30, 2021	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2017	Sep. 27, 2013
Debt Instrument [Line Items]
Deferred financing costs														$ 3,659,000	$ 4,641,000
2023 Notes
Debt Instrument [Line Items]
Aggregate principal amount issued																		$ 473,800,000
Deferred financing costs																		$ 3,313,000
Redemption price, principal amount redeemed								$ 80,000,000		$ 80,000,000			$ 14,830,000
Redemption price (as a percent)					102.25%		107.00%	104.00%	101.00%	98.00%			109.45%
Redemption price, percentage of principal amount redeemed						11.60%			16.90%
Redemption price, amount						$ 48,885,000	$ 48,885,000		$ 80,800,000
Early tender payment						$ 3,187,000			$ 800,000
Accrued interest effect of Secured Loan Agreement														13,768,000	20,882,000	$ 23,060,000
Accrued and unpaid interest													$ 16,231,000
2023 Notes | Exchangeable Debt
Debt Instrument [Line Items]
Redemption price, percentage of principal amount redeemed		1.34%	36.43%
Debt instrument, settlement amount				$ 1,000,000							$ 1,000,000
Short-term debt		$ 4,675,000	$ 126,801,000
2027 Notes
Debt Instrument [Line Items]
Aggregate principal amount issued					$ 150,000,000												$ 265,000,000
Deferred financing costs					$ 2,000,000												$ 3,001,000
Redemption price, principal amount redeemed												$ 17,368,000
Redemption price (as a percent)												105.74%
Accrued interest effect of Secured Loan Agreement														$ 32,175,000	$ 20,269,000	$ 15,569,000
Accrued and unpaid interest												$ 18,364,000
2027 Notes | Exchangeable Debt
Debt Instrument [Line Items]
Debt instrument, settlement amount	$ 1,000,000			$ 1,055,000							$ 1,005,000
Proceeds from issuance of debt	133,668,000		4,686,000
Payment for fractional potion of exchangeable debt	107,100		12,400
Accrued interest effect of Secured Loan Agreement	$ 180,100		$ 7,100